Cash flow information - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Information [Abstract]
Liabilities arising from financing activities, beginning period	€ 98,806	€ 57,834
Proceeds of issue	92,309	39,587
Transaction costs	(11,198)	(255)
Repayments	(2,097)	(1,793)	€ (1,956)
Revaluations	393	1,115
Accrued interest	13,365	7,932
Payment of interest	(11,025)	(7,685)
Exchange rate difference	(3,706)	2,073
Liabilities arising from financing activities, end of period	€ 176,847	€ 98,806	€ 57,834